Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000217972
Shareholder Report [Line Items]
Fund Name	Equity Income ETF
Trading Symbol	TEQI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income ETF (the "fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income ETF	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services led contributors to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. An underweight exposure and stock choices in consumer discretionary, particularly Las Vegas Sands, also added value.

  In contrast, stock selection in information technology detracted from relative performance. Our zero-weight exposure to Micron Technology had a negative impact on the portfolio, as the stock generated triple-digit returns in the benchmark, driven by surging demand for high-bandwidth memory and DRAM from hyperscalers investing in artificial intelligence infrastructure. In materials, stock choices also hindered results, particularly International Paper.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included an increased exposure to communication services and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
8/4/20	10,000	10,000	10,000
9/30/20	9,830	10,206	10,078
12/31/20	11,901	11,705	11,716
3/31/21	13,479	12,448	13,034
6/30/21	14,107	13,473	13,713
9/30/21	13,959	13,460	13,606
12/31/21	15,026	14,708	14,663
3/31/22	15,431	13,932	14,555
6/30/22	13,795	11,605	12,778
9/30/22	12,913	11,087	12,060
12/31/22	14,538	11,883	13,558
3/31/23	14,384	12,737	13,694
6/30/23	14,856	13,805	14,252
9/30/23	14,437	13,356	13,801
12/31/23	15,932	14,968	15,112
3/31/24	17,368	16,467	16,470
6/30/24	17,280	16,997	16,113
9/30/24	18,481	18,056	17,633
12/31/24	18,007	18,531	17,283
3/31/25	18,662	17,656	17,652
6/30/25	19,031	19,597	18,321
9/30/25	19,730	21,199	19,297
12/31/25	20,404	21,709	20,032

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 8/4/20
Equity Income ETF (Based on Net Asset Value)	13.31%	11.38%	14.10%
Russell 3000 Index (Regulatory Benchmark)	17.15%	13.15%	15.41%
Russell 1000 Value Index (Strategy Benchmark)	15.91%	11.33%	13.71%

Performance Inception Date	Aug. 04, 2020
AssetsNet	$ 368,105,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 1,698,000
InvestmentCompanyPortfolioTurnover	17.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$368,105 Number of Portfolio Holdings125 Investment Advisory Fees Paid (000s)$1,698 Portfolio Turnover Rate17.2%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.2%
Health Care	13.7
Industrials & Business Services	13.1
Information Technology	10.3
Energy	8.4
Consumer Staples	7.0
Communication Services	6.7
Utilities	6.3
Consumer Discretionary	4.2
Other	7.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.5%
Southern	2.2
QUALCOMM	2.1
MetLife	2.1
Citigroup	2.1
JPMorgan Chase	2.0
Charles Schwab	1.9
Boeing	1.9
TotalEnergies	1.7
Bank of America	1.7

Material Fund Change [Text Block]